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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 97.4%	Shares	Value
Large-Cap Funds - 57.5%
American Funds AMCAP Fund - Class A (b)	190,407	$5,441,844
ClearBridge Aggressive Growth Fund - Class I (b)	9,452	2,138,928
DFA U.S. Large Cap Value Portfolio - Institutional Class	58,185	1,980,040
Dodge & Cox Stock Fund	14,387	2,625,865
Glenmede Large Cap Core Portfolio	140,823	3,198,085
Glenmede Large Cap Growth Portfolio	179,276	4,438,878
iShares MSCI USA Minimum Volatility ETF (a)	88,200	3,699,108
iShares S&P 500 Growth ETF (a)	29,200	3,447,352
iShares S&P 500 Value ETF (a)	23,105	2,139,985
JPMorgan Value Advantage Fund - Institutional Class	127,086	3,855,777
MFS Growth Fund - Class I (b)	53,430	4,133,892
Putnam Equity Income Fund - Class Y	333,623	7,129,519
RidgeWorth Large Cap Value Equity Fund - I Shares	68,765	1,136,692
Vanguard 500 Index Fund - Admiral Shares	36,487	7,090,872
Vanguard Dividend Growth Fund - Investor Shares	303,628	7,035,064
Wells Fargo Advantage Growth Fund - Institutional Class (b)	112,473	6,184,867
		65,676,768
Sector Funds - 19.3%
Fidelity Select Health Care Portfolio	21,838	5,369,001
Financial Select Sector SPDR Fund (a)	40,000	1,008,400
iShares U.S. Energy ETF (a)	33,400	1,298,926
Ivy Science and Technology Fund - Class I (b)	71,466	4,286,534
Market Vectors Retail ETF (a)	15,000	1,182,300
PowerShares Dynamic Pharmaceuticals Portfolio (a)	57,000	4,654,620
ProShares UltraPro QQQ (a)	7,000	843,990
SPDR S&P Regional Banking ETF (a)	32,400	1,413,288
Vanguard Consumer Discretionary ETF (a)	15,000	1,936,650
		21,993,709
Mid-Cap Funds - 10.4%
iShares S&P Mid-Cap 400 Growth ETF (a)	12,600	2,183,328
iShares S&P Mid-Cap 400 Value ETF (a)	12,100	1,525,931
John Hancock Disciplined Value Mid Cap Fund - Class I	120,540	2,513,260
Putnam Equity Spectrum Fund - Class Y	91,103	3,770,740
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,942,326
		11,935,585
International Funds - 6.2%
iShares Currency Hedged MSCI Japan ETF (a)	25,000	804,250
JOHCM International Select Fund - Class I	97,324	1,966,910
Lazard International Strategic Equity Portfolio - Institutional Shares	141,135	2,066,220
MFS International Value Fund - Class I	57,930	2,187,421
		7,024,801
Small-Cap Funds - 4.0%
Goldman Sachs Small Cap Growth Insights Fund - Institutional Class (b)	33,010	1,219,706
Hodges Small Cap Fund - Institutional Class	111,104	2,303,177
iShares S&P Small-Cap 600 Value ETF (a)	9,200	1,054,136
		4,577,019

Total Investment Companies (Cost $81,134,579)		$111,207,882

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.07% (c) (Cost $3,082,488)	3,082,488	$3,082,488

Total Investments at Value - 100.1% (Cost $84,217,067)		$114,290,370

Liabilities in Excess of Other Assets - (0.1%)		(80,257)

Net Assets - 100.0%		$114,210,113

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2015.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 95.5%	Shares	Value
Large-Cap Funds - 29.3%
American Funds AMCAP Fund - Class A (b)	141,452	$4,042,686
ClearBridge Aggressive Growth Fund - Class I (b)	10,652	2,410,440
iShares Core S&P 500 ETF (a)	18,100	3,832,856
John Hancock Disciplined Value Fund - Class I	156,480	2,993,459
JPMorgan Hedged Equity Fund - Select Class	73,189	1,215,676
JPMorgan Value Advantage Fund - Institutional Class	126,240	3,830,112
Wells Fargo Advantage Growth Fund - Institutional Class (b)	48,821	2,684,652
		21,009,881
Fixed Income/Multi-Sector Bond Funds - 21.5%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	224,701	2,262,735
Dodge & Cox Income Fund	286,190	3,903,627
Legg Mason BW Alternative Credit Fund - Class IS	166,549	1,705,461
Loomis Sayles Bond Fund - Institutional Class	227,217	3,208,299
PIMCO Income Fund - Institutional Class	351,828	4,352,118
		15,432,240
International Funds - 13.6%
Dodge & Cox International Stock Fund	24,137	1,038,619
First Eagle Global Fund - Class A	48,265	2,547,906
Harding, Loevner International Equity Portfolio - Institutional Class	120,516	2,218,708
JOHCM International Select Fund - Class I	69,930	1,413,287
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	100,562	1,461,166
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares	79,722	1,085,019
		9,764,705
Sector Funds - 9.6%
Fidelity Select Health Care Portfolio	13,880	3,412,368
iShares U.S. Energy ETF (a)	14,000	544,460
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	162,990	1,832,005
SPDR S&P Regional Banking ETF (a)	25,000	1,090,500
		6,879,333
Mid-Cap Funds - 6.2%
John Hancock Disciplined Value Mid Cap Fund - Class I	72,324	1,507,956
SPDR S&P MidCap 400 ETF Trust (a)	10,780	2,948,222
		4,456,178
Convertible Bond Funds - 4.2%
AllianzGI Convertible Fund - Institutional Class	86,381	3,020,743

Worldwide Bond Funds - 4.1%
Loomis Sayles Global Bond Fund - Institutional Class	41,185	621,482
Templeton Global Bond Fund - Class A	188,170	2,280,625
		2,902,107
Small-Cap Funds - 3.5%
Brown Capital Management Small Company Fund - Institutional Class (b)	16,264	1,279,355
iShares S&P Small-Cap 600 Value ETF (a)	10,700	1,226,006
		2,505,361

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 95.5% (Continued)	Shares	Value
High Yield Bond Funds - 3.5%
Loomis Sayles Institutional High Income Fund	346,268	$2,465,429

Total Investment Companies (Cost $56,042,232)		$68,435,977

STRUCTURED NOTES - 2.9%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b)	$750,000	$898,835
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,250,000	1,224,500
Total Structured Notes (Cost $2,000,000)		$2,123,335

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.07% (c) (Cost $1,132,001)	1,132,001	$1,132,001

Total Investments at Value - 100.0% (Cost $59,174,233)		$71,691,313

Liabilities in Excess of Other Assets - (0.0%) (d)		(10,220)

Net Assets - 100.0%		$71,681,093

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of July 31, 2015.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 96.7%	Shares	Value
Europe Funds - 38.7%
Columbia European Equity Fund - Class A	363,187	$2,662,164
DFA United Kingdom Small Company Portfolio - Institutional Class	15,542	577,851
Franklin Mutual European Fund - Class A	188,788	4,192,978
iShares MSCI Eurozone ETF (a)	10,000	386,900
iShares MSCI Germany ETF (a)	57,600	1,631,808
iShares MSCI Ireland Capped ETF (a)	20,000	822,400
iShares MSCI Switzerland Capped ETF (a)	45,600	1,554,960
iShares MSCI United Kingdom ETF (a)	165,146	3,061,807
T. Rowe Price European Stock Fund	182,994	3,934,366
WisdomTree Europe Hedged Equity Fund (a)	40,000	2,565,600
WisdomTree Europe SmallCap Dividend Fund (a)	10,000	585,600
		21,976,434
Diversified Funds - 31.0%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (a)	50,000	1,481,000
DFA International Small Cap Value Portfolio - Institutional Class	25,365	511,100
Dodge & Cox International Stock Fund	32,631	1,404,110
Harding, Loevner International Equity Portfolio - Institutional Class	44,611	821,287
iShares MSCI EAFE Minimum Volatility ETF (a)	13,500	910,170
Ivy International Core Equity Fund - Class I	66,988	1,221,865
JOHCM International Select Fund - Class I	73,457	1,484,574
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	104,195	1,513,949
MFS International Value Fund - Class I	57,655	2,177,036
Oakmark International Fund - Class I	131,989	3,274,658
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares	69,073	940,085
Templeton Institutional Foreign Smaller Companies Series	82,442	1,840,928
		17,580,762
Asia/Pacific Funds - 24.8%
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF (a)	10,000	395,000
iShares MSCI Australia ETF (a)	45,100	943,492
Matthews China Dividend Fund - Investor Class	54,010	799,884
Matthews India Fund - Investor Class	34,471	977,594
Matthews Japan Fund - Institutional Class	189,924	3,646,538
Matthews Pacific Tiger Fund - Investor Class	107,169	2,919,295
WisdomTree Japan Hedged Equity Fund (a)	76,000	4,366,200
		14,048,003
Diversified Emerging Markets Funds - 2.2%
William Blair Emerging Markets Small Cap Growth Fund - Class I	73,544	1,252,451

Total Investment Companies (Cost $46,834,399)		$54,857,650

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.07% (b) (Cost $1,922,993)	1,922,993	$1,922,993

Total Investments at Value - 100.1% (Cost $48,757,392)		$56,780,643

Liabilities in Excess of Other Assets - (0.1%)		(56,956)

Net Assets - 100.0%		$56,723,687

(a)	Exchange-traded fund.
(b)	The rate shown is the 7-day effective yield as of July 31, 2015.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 94.7%	Shares	Value
Long/Short Equity Funds - 18.1%
Boston Partners Long/Short Research Fund - Institutional Class (b)	325,044	$5,057,690
Goldman Sachs Long Short Fund - Institutional Shares (b)	287,786	3,105,208
Gotham Absolute Return Fund - Institutional Class	112,595	1,459,224
TFS Market Neutral Fund	48,564	754,195
Vanguard Market Neutral Fund - Investor Shares (b)	253,516	2,956,000
Weitz Partners III Opportunity Fund - Institutional Class (b)	292,520	4,542,834
		17,875,151
Arbitrage Funds - 16.5%
Calamos Market Neutral Income Fund - Class A	380,043	4,997,571
Kellner Merger Fund - Institutional Class	183,995	2,011,067
The Merger Fund - Investor Class	380,799	5,982,350
Touchstone Merger Arbitrage Fund - Institutional Class (b)	308,509	3,304,127
		16,295,115
Global Macro Funds - 13.3%
First Eagle Global Fund - Class A	93,219	4,921,035
Franklin Mutual Global Discovery Fund - Class Z	106,403	3,699,643
John Hancock Global Absolute Return Strategies Fund - Class I	397,243	4,488,842
		13,109,520
Managed Futures Funds - 10.7%
361 Managed Futures Strategy Fund - Class I	453,710	5,594,240
AQR Managed Futures Strategy Fund - Class N	282,922	3,030,096
ASG Managed Futures Strategy Fund - Class Y	179,856	1,965,828
		10,590,164
High Yield/Fixed Income Funds - 9.6%
BlackRock Credit Allocation Income Trust (d)	70,000	870,800
Legg Mason BW Alternative Credit Fund - Class IS	200,713	2,055,295
PIMCO Dynamic Income Fund (d)	67,000	1,948,360
PIMCO Income Fund - Institutional Class	88,283	1,092,058
Templeton Global Bond Fund - Class A	82,338	997,935
Templeton Global Income Fund (d)	370,000	2,528,950
		9,493,398
Asset Allocation Funds - 9.1%
Berwyn Income Fund	375,694	4,992,974
FPA Crescent Fund	118,375	3,986,879
		8,979,853
Natural Resources Funds - 6.9%
Energy Select Sector SPDR Fund (a)	14,000	971,320
First Eagle Gold Fund - Class I (b)	72,254	854,769
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	119,698	1,345,402
SPDR Gold Trust (a) (b) (c)	7,800	818,454
Tortoise MLP & Pipeline Fund - Institutional Class	190,751	2,846,010
		6,835,955
Option Hedged Funds - 5.1%
BlackRock Enhanced Equity Dividend Trust (d)	120,000	961,200
JPMorgan Hedged Equity Fund - Select Class	121,671	2,020,952
Swan Defined Risk Fund - Class I	173,024	2,083,212
		5,065,364

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 94.7% (Continued)	Shares	Value
Real Estate Funds - 4.2%
CBRE Clarion Global Real Estate Income Fund (d)	134,000	$1,080,040
Vanguard REIT ETF (a)	26,400	2,085,600
Voya Global Real Estate Fund - Class I	47,519	950,388
		4,116,028
Deep Value/Distressed Securities Funds - 1.2%
Third Avenue Focused Credit Fund - Institutional Class	128,836	1,149,216

Total Investment Companies (Cost $84,795,182)		$93,509,764

STRUCTURED NOTES - 4.5%	Par Value	Value
BNP Paribas Buffered Return Enhanced Notes Linked to the Performance of WTI Crude Oil, due 03/24/2016 (b)	$1,500,000	$918,362
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,567,360
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,972,440
Total Structured Notes (Cost $4,900,000)		$4,458,162

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.07% (e) (Cost $785,381)	785,381	$785,381

Total Investments at Value - 100.0% (Cost $90,480,563)		$98,753,307

Liabilities in Excess of Other Assets - (0.0%) (f)		(18,204)

Net Assets - 100.0%		$98,735,103

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of July 31, 2015.
(f)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

1.	Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured Notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2015 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$111,207,882	$-	$-	$111,207,882
Money Market Funds	3,082,488	-	-	3,082,488
Total	114,290,370	$-	$-	$114,290,370

New Century Balanced Portfolio

Investment Companies	$68,435,977	$-	$-	$68,435,977
Structured Notes	-	2,123,335	-	2,123,335
Money Market Funds	1,132,001	-	-	1,132,001
Total	$69,567,978	$2,123,335	$-	$71,691,313

New Century International Portfolio

Investment Companies	$54,857,650	$-	$-	$54,857,650
Money Market Funds	1,922,993	-	-	1,922,993
Total	$56,780,643	$-	$-	$56,780,643

New Century Alternative Strategies Portfolio

Investment Companies	$93,509,764	$-	$-	$93,509,764
Structured Notes	-	4,458,162	-	4,458,162
Money Market Funds	785,381	-	-	785,381
Total	$94,295,145	$4,458,162	$-	$98,753,307

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs.  As of July 31, 2015, the Portfolios did not have any transfers into and out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2015.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2015:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$84,217,067	$59,329,340	$48,768,699	$90,610,004

Gross unrealized appreciation	$30,327,671	$12,735,495	$8,511,435	$10,509,960

Gross unrealized depreciation	(254,368)	(373,522)	(499,491)	(2,366,657)

Net unrealized appreciation	$30,073,303	$12,361,973	$8,011,944	$8,143,303

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 23, 2015

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	September 23, 2015

* Print the name and title of each signing officer under his or her signature.